Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 18,858	$ 6,895
Accounts receivable, net of allowance for credit losses	1,565	5,053
Inventories	2,772	5,231
Prepaid expenses	471	605
Government assistance	1,826	1,718
Other current assets	625	765
Total current assets	26,117	20,267
Noncurrent assets
Deferred income tax assets	1,775	3,077
Deferred tax credits	63
Property, plant and equipment, net of accumulated depreciation	3,013	3,230
Intangible assets, net of accumulated amortization
Operating lease right-of-use assets	1,181	1,278
Other noncurrent assets	85	83
Total noncurrent assets	6,117	7,668
TOTAL ASSETS	32,234	27,935
Current Liabilities
Accounts payable	6,904	6,963
Indebtedness to related parties, current		1,278
Deferred revenue, current	2
Current portion of obligations under operating lease liabilities	355	336
Income tax payable		2
Other current liabilities	34	138
Total current liabilities	7,295	8,717
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,734	1,654
Convertible note payable, noncurrent	9,313	1,519
Indebtedness to related parties, noncurrent	7,478	9,695
Operating lease liabilities, noncurrent	754	893
Employee benefit plan obligation	436	426
Total noncurrent liabilities	19,715	14,187
TOTAL LIABILITIES	27,010	22,904
SHAREHOLDERS' EQUITY
Common stock	227	154
Additional paid-in capital	35,616	24,730
Accumulated other comprehensive income / (loss)	776	784
Accumulated deficit	(31,470)	(20,712)
Total shareholders' equity	5,224	5,031
TOTAL LIABILITIES AND EQUITY	32,234	27,935
F Shares
SHAREHOLDERS' EQUITY
Common stock	$ 75	$ 75